UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York             August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            54

Form 13F Information Table Value Total:        $135,366
                                               (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2011


COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                TITLE                     VALUE    SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP    (X1000)  PRN AMT  PRN CALL   DISCRETION     MNGRS   SOLE  SHARED  NONE
3M CO                         COM              88579Y101   1,428    15,059  SH            SOLE         NONE   0      0       15,059
ALTRIA GROUP INC              COM              02209S103   3,534   133,800  SH            SOLE         NONE   0      0      133,800
AT&T INC                      COM              00206R102   4,469   142,281  SH            SOLE         NONE   0      0      142,281
BELO CORP                     COM SER A        80555105      142    18,800  SH            SOLE         NONE   0      0       18,800
BERKSHIRE HATHAWAY INC DEL    CL A             84670108      929         8  SH            SOLE         NONE   0      0            8
BERKSHIRE HATHAWAY INC DEL    CL B NEW         84670702    3,626    46,850  SH            SOLE         NONE   0      0       46,850
BRIGGS & STRATTON CORP        COM              109043109     272    13,720  SH            SOLE         NONE   0      0       13,720
CARNIVAL CORP                 PAIRED CTF       143658300   2,456    65,280  SH            SOLE         NONE   0      0       65,280
CATERPILLAR INC DEL           COM              149123101   5,241    49,230  SH            SOLE         NONE   0      0       49,230
CENTRAL GOLDTRUST             TR UNIT          153546106     235     4,150  SH            SOLE         NONE   0      0        4,150
CHEVRON CORP NEW              COM              166764100   4,844    47,098  SH            SOLE         NONE   0      0       47,098
CHUBB CORP                    COM              171232101   4,720    75,384  SH            SOLE         NONE   0      0       75,384
CISCO SYS INC                 COM              17275R102     984    63,008  SH            SOLE         NONE   0      0       63,008
COCA COLA CO                  COM              191216100   1,471    21,857  SH            SOLE         NONE   0      0       21,857
CONOCOPHILLIPS                COM              20825C104   1,431    19,033  SH            SOLE         NONE   0      0       19,033
COVIDIEN PLC                  SHS              G2554F113   4,385    82,387  SH            SOLE         NONE   0      0       82,387
DEERE & CO                    COM              244199105   4,906    59,500  SH            SOLE         NONE   0      0       59,500
DEVON ENERGY CORP NEW         COM              25179M103   1,103    14,000  SH            SOLE         NONE   0      0       14,000
DOVER CORP                    COM              260003108   3,659    53,973  SH            SOLE         NONE   0      0       53,973
DOW CHEM CO                   COM              260543103     238     6,600  SH            SOLE         NONE   0      0        6,600
EMERSON ELEC CO               COM              291011104     259     4,600  SH            SOLE         NONE   0      0        4,600
EXXON MOBIL CORP              COM              30231G102  12,841   157,790  SH            SOLE         NONE   0      0      157,790
GENERAL ELECTRIC CO           COM              369604103   1,056    55,966  SH            SOLE         NONE   0      0       55,966
INTERNATIONAL BUSINESS MACHS  COM              459200101   1,450     8,450  SH            SOLE         NONE   0      0        8,450
ISHARES TR                    MSCI EMERG MKT   464287234   2,727    57,300  SH            SOLE         NONE   0      0       57,300
ISHARES TR                    MSCI EAFE INDEX  464287465   3,012    50,085  SH            SOLE         NONE   0      0       50,085
JPMORGAN CHASE & CO           COM              46625H100   3,804    92,919  SH            SOLE         NONE   0      0       92,919
JOHNSON CTLS INC              COM              478366107     208     5,000  SH            SOLE         NONE   0      0        5,000
JOHNSON & JOHNSON             COM              478160104   3,823    57,476  SH            SOLE         NONE   0      0       57,476
KRAFT FOODS INC               CL A             50075N104   3,144    89,256  SH            SOLE         NONE   0      0       89,256
LOEWS CORP                    COM              540424108   4,364   103,692  SH            SOLE         NONE   0      0      103,692
MERCK & CO INC NEW            COM              58933Y105   1,551    43,951  SH            SOLE         NONE   0      0       43,951
MICROSOFT CORP                COM              594918104     670    25,760  SH            SOLE         NONE   0      0       25,760
MONSANTO CO NEW               COM              61166W101   3,279    45,200  SH            SOLE         NONE   0      0       45,200
NETLOGIC MICROSYSTEMS INC     COM              64118B100     256     6,334  SH            SOLE         NONE   0      0        6,334
NORFOLK SOUTHERN CORP         COM              655844108   4,039    53,900  SH            SOLE         NONE   0      0       53,900
NORTHERN TR CORP              COM              665859104     689    15,000  SH            SOLE         NONE   0      0       15,000
PEPSICO INC                   COM              713448108     878    12,460  SH            SOLE         NONE   0      0       12,460
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408   1,331    39,300  SH            SOLE         NONE   0      0       39,300
PFIZER INC                    COM              717081103     730    35,425  SH            SOLE         NONE   0      0       35,425
PHILIP MORRIS INTL INC        COM              718172109   5,885    88,145  SH            SOLE         NONE   0      0       88,145
PROCTER & GAMBLE CO           COM              742718109   5,490    86,357  SH            SOLE         NONE   0      0       86,357
QUALCOMM INC                  COM              747525103     625    11,000  SH            SOLE         NONE   0      0       11,000
ROYAL DUTCH SHELL PLC         SPONS ADR A      780259206   3,108    43,694  SH            SOLE         NONE   0      0       43,694
SALESFORCE COM INC            COM              79466L302     664     4,458  SH            SOLE         NONE   0      0        4,458
SCHLUMBERGER LTD              COM              806857108   4,548    52,634  SH            SOLE         NONE   0      0       52,634
SIGMA ALDRICH CORP            COM              826552101   7,938   108,182  SH            SOLE         NONE   0      0      108,182
SPDR GOLD TRUST               GOLD SHS         78463V107   1,664    11,400  SH            SOLE         NONE   0      0       11,400
SPROTT PHYSICAL GOLD TRUST    UNIT             85207H104     228    17,475  SH            SOLE         NONE   0      0       17,475
TYCO INTERNATIONAL LTD        SHS              H89128104   3,053    61,762  SH            SOLE         NONE   0      0       61,762
UNITED TECHNOLOGIES CORP      COM              913017109     389     4,400  SH            SOLE         NONE   0      0        4,400
VERIZON COMMUNICATIONS INC    COM              92343V104     673    18,066  SH            SOLE         NONE   0      0       18,066
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209     443    16,583  SH            SOLE         NONE   0      0       16,583
WELLS FARGO & CO NEW          COM              949746101     474    16,894  SH            SOLE         NONE   0      0       16,894
                                                         135,366

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